Retirement And Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement And Deferred Compensation Plans [Abstract]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$56.2	$51.7	$244.8	$225.6
Service cost	–	–	9.9	8.6
Interest cost	2.8	2.8	12.7	11.7
Curtailments	–	–	(1.9)	–
Transfers	–	–	(0.5)	(0.4)
Actuarial loss	3.1	5.7	9.4	11.8
Plan participant contributions	–	–	2.4	2.1
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.5)	(10.5)
Benefit obligation, end of year	$57.5	$56.2	$264.7	$244.8
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.4	$35.0	$226.1	$200.6
Actual return on plan assets	(0.4)	2.7	17.4	20.0
Curtailments	–	–	(1.1)	–
Transfers	–	–	(1.1)	–
Plan participant contributions	–	–	2.4	2.1
Company contributions	3.3	2.7	18.3	16.6
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.0)	(9.1)
Fair value of plan assets, end of year	$34.7	$36.4	$250.4	$226.1
Funded Status at End of Year
Funded status, end of year	$(22.8)	$(19.8)	$(14.3)	$(18.7)
Amounts Recognized
Noncurrent assets	$12.2	$14.3	$29.0	$23.7
Current liabilities	(2.8)	(2.6)	(0.2)	(0.4)
Noncurrent liabilities	(32.2)	(31.5)	(43.1)	(42.0)
Net amount recognized	$(22.8)	$(19.8)	$(14.3)	$(18.7)

We provide medical and dental benefits to certain eligible retired employees in the U.S. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$25.5	$24.6
Service cost	0.1	0.1
Interest cost	1.3	1.4
Actuarial loss	3.3	1.1
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.1	–
Retiree drug subsidy reimbursement	0.1	0.2
Benefit obligation, end of year	$28.5	$25.5
Funded Status at End of Year
Funded status, end of year	$(28.5)	$(25.5)
Amounts Recognized
Current liabilities	$(1.6)	$(1.6)
Noncurrent liabilities	(26.9)	(23.9)
Net amount recognized	$(28.5)	$(25.5)

Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax
Amounts recognized in Accumulated other comprehensive income, net of tax, consist of:

		U.S. Plans	Non-U.S. Plans
December 31	2011	2010	2011	2010
Net loss	$12.8	$9.3	$7.0	$2.4
Prior service cost	0.2	0.2	6.5	7.2
Total	$13.0	$9.5	$13.5	$9.6

Plans with accumulated benefit obligations in excess of fair value of plan assets	The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Accumulated benefit obligation	$6.3	$5.8
Plan assets	6.2	5.7

Plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Projected benefit obligation	$41.7	$173.7
Plan assets	35.8	163.8

Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Loss (Income)
The components of the net periodic benefit cost and other amounts recognized in Other comprehensive loss (income) for all plans were as follows:

Year Ended December 31	2011	2010	2009
Service cost	$9.9	$8.6	$11.1
Interest cost	15.5	14.5	14.1
Expected return on assets	(15.2)	(13.4)	(12.6)
Curtailment and settlement	(1.0)	–	(4.3)
Net gain	(0.2)	(1.2)	(2.1)
Prior service cost	0.7	0.7	0.5
Net periodic benefit cost	9.7	9.2	6.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	11.6	8.5	(9.0)
Amortization of net gain	0.2	1.2	3.0
Amortization of prior service cost	(0.7)	(0.7)	(0.8)
Total recognized in other comprehensive loss (income)	11.1	9.0	(6.8)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$20.8	$18.2	$(0.1)

The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.4	1.4
Net gain	–	(0.1)	(0.7)
Net periodic benefit cost	1.4	1.4	0.8
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.3	1.1	1.8
Amortization of net gain	–	0.1	0.7
Total recognized in other comprehensive loss	3.3	1.2	2.5
Total recognized in net periodic benefit cost and other comprehensive loss	$4.7	$2.6	$3.3

Weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Discount rate	4.6%	5.1%	4.7%	5.1%
Rate of compensation increase	3.0%	4.0%	4.0%	4.3%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	U.S. Plans			Non-U.S. Plans
Year Ended December 31	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.7%	6.4%	5.1%	5.5%	5.7%
Expected long-term return on plan assets	7.0%	7.3%	7.3%	5.3%	5.5%	5.7%
Rate of compensation increase	4.0%	4.0%	4.0%	4.3%	4.5%	4.2%

Fair value of plan assets by asset category
The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2011	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$–	$–	$1.5	$1.5	$–	$–
Equity securities:
U.S. companies	15.4	15.4	–	–	–	–	–	–
International companies	–	–	–	–	57.9	57.9	–	–
Fixed income securities:
Government bonds(2)	17.5	–	17.5	–	–	–	–	–
Corporate bonds	–	–	–	–	59.4	–	59.4	–
Guaranteed insurance contracts	–	–	–	–	38.4	–	38.4	–
Other types of investments:
Unitized funds(3)	–	–	–	–	87.9	87.9	–	–
Real estate funds	–	–	–	–	5.3	–	5.3	–
	$34.7	$17.2	$17.5	$–	$250.4	$147.3	$103.1	$–

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$2.5	$2.5	$–	$–	$4.2	$4.2	$–	$–
Equity securities:
U.S. companies	15.9	15.9	–	–	2.7	2.2	–	0.5
International companies	–	–	–	–	61.0	61.0	–	–
Fixed income securities:
Government bonds(2)	18.0	–	18.0	–	13.1	–	13.1	–
Corporate bonds	–	–	–	–	49.9	–	49.9	–
Guaranteed insurance contracts	–	–	–	–	8.8	–	8.8	–
Other types of investments:
Unitized funds(3)	–	–	–	–	75.7	75.7	–	–
Equity hedge funds	–	–	–	–	0.9	–	0.9	–
Real estate funds	–	–	–	–	9.8	–	4.8	5.0
	$36.4	$18.4	$18.0	$–	$226.1	$143.1	$77.5	$5.5

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

Effect of one-percentage-point change in assumed health care cost trend rates
The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	3.7	(3.2)

Projected future benefit payments
Projected benefit payments from the plans as of December 31, 2011 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2012	$10.2	$1.4
2013	10.6	1.5
2014	11.3	1.5
2015	11.9	1.5
2016	12.6	1.6
2017–2021	76.8	8.2
Total projected benefit payments	$133.4	$15.7